Fair Value of Financial Instruments - Summary of Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Predecessor Company
Assets measured at fair value
Marketable securities held in Trust Account	$ 453,742,245	$ 452,816,525
Fair Value, Recurring [Member]
Assets measured at fair value
Assets measured at fair value	492,516,000	190,344,000	$ 146,576,000
Liabilities measured at fair value
Liabilities measured at fair value	170,398,000	50,926,000	90,137,000
Fair Value, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	2,245,000	3,277,000	4,160,000
Fair Value, Recurring [Member] | Contingent Consideration Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	48,153,000	47,649,000	85,977,000
Fair Value, Recurring [Member] | Account Receivable Securitization Facility [Member]
Liabilities measured at fair value
Liabilities measured at fair value	120,000,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets measured at fair value
Assets measured at fair value	486,396,000	184,224,000	141,590,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Predecessor Company
Assets measured at fair value
Marketable securities held in Trust Account	453,742,245	452,816,525
Assets measured at fair value	453,742,245	452,816,525
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities measured at fair value
Liabilities measured at fair value	122,245,000	3,277,000	4,160,000
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	2,245,000	3,277,000	4,160,000
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Account Receivable Securitization Facility [Member]
Liabilities measured at fair value
Liabilities measured at fair value	120,000,000
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets measured at fair value
Assets measured at fair value	6,120,000	6,120,000	4,986,000
Liabilities measured at fair value
Liabilities measured at fair value	48,153,000	47,649,000	85,977,000
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Contingent Consideration Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	48,153,000	47,649,000	85,977,000
Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member]
Assets measured at fair value
Assets measured at fair value	486,396,000	184,224,000	141,590,000
Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets measured at fair value
Assets measured at fair value	486,396,000	184,224,000	141,590,000
Fair Value, Recurring [Member] | Contingent consideration related to South Africa divestiture [Member]
Assets measured at fair value
Assets measured at fair value	6,120,000	6,120,000	4,986,000
Fair Value, Recurring [Member] | Contingent consideration related to South Africa divestiture [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets measured at fair value
Assets measured at fair value	$ 6,120,000	$ 6,120,000	$ 4,986,000